UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   59

Form 13F Information Table Value Total:   $92,207 (x$1000)



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      230     1786 SH       SOLE                                       1786
ALLSTATE CORP                  COM              020002101     1221    34242 SH       SOLE                                      34242
ALTRIA GROUP INC               COM              02209S103     2737    60226 SH       SOLE                                      60226
AMERICAN INTERNATIONAL GROUP I COM              026874107      814    14750 SH       SOLE                                      14750
AOL TIME WARNER INC            COM              00184A105     1423    88428 SH       SOLE                                      88428
APPLERA APPLIED BIOSYSTEMS     COM                             407    21379 SH       SOLE                                      21379
APPLIED MATERIALS INC          COM              038222105     2838   179141 SH       SOLE                                     179141
BANK OF NEW YORK CO INC        COM              064057102     1152    40070 SH       SOLE                                      40070
BELLSOUTH CORP                 COM              079860102      650    24423 SH       SOLE                                      24423
BP  PLC ADR                    COM              055622104     1010    24040 SH       SOLE                                      24040
BRISTOL MYERS SQUIBB CO        COM              110122108     1109    40836 SH       SOLE                                      40836
CHEMUNG FINANCIAL CORP         COM              164024101      264     8642 SH       SOLE                                       8642
CHEVRONTEXACO CORP             COM              166764100     2247    31117 SH       SOLE                                      31117
CISCO SYSTEMS INC              COM              17275R102     3265   194452 SH       SOLE                                     194452
CITIGROUP INC                  COM              172967101     1103    25782 SH       SOLE                                      25782
COCA-COLA CO                   COM              191216100     2073    44657 SH       SOLE                                      44657
CORNING INC                    COM              219350105     3598   486930 SH       SOLE                                     486930
DELL INC                       COM              247025109     2317    72766 SH       SOLE                                      72766
E S & L BANCORP INC.           COM              269079109     5171   175300 SH       SOLE                                     175300
ELMIRA SAVINGS BANK            COM              289660102      591    19703 SH       SOLE                                      19703
EMC CORP                       COM              268648102      369    35200 SH       SOLE                                      35200
ERICSSON L M TEL CO ADR CL B   COM              294821400      194    18236 SH       SOLE                                      18236
ETHAN ALLEN INTERIORS          COM              297602104     1885    53600 SH       SOLE                                      53600
EXXON MOBIL CORP               COM              30231G102     2650    73794 SH       SOLE                                      73794
FANNIE MAE                     COM              313586109     1786    26478 SH       SOLE                                      26478
GANNETT CO INC DEL             COM              364730101     3396    44218 SH       SOLE                                      44218
GENERAL ELECTRIC CO            COM              369604103     5999   209153 SH       SOLE                                     209153
GLAXOSMITHKLINE PLC ADRF       COM              37733W105      246     6077 SH       SOLE                                       6077
GUIDANT CORP                   COM              401698105     1568    35332 SH       SOLE                                      35332
HARDINGE INC                   COM              412324303      262    32356 SH       SOLE                                      32356
HARTFORD FINL SVCS GRP         COM              416515104      464     9215 SH       SOLE                                       9215
HOME DEPOT INC                 COM              437076102     2727    82336 SH       SOLE                                      82336
INTEL CORP                     COM              458140100     2927   140631 SH       SOLE                                     140631
INTERSIL CORP CL A             COM              46069S109     1797    67525 SH       SOLE                                      67525
INTERWAVE COMMUNICATIONS INTER COM              G4911N102       67    24645 SH       SOLE                                      24645
INTL BUSINESS MACHINES         COM              459200101     1801    21836 SH       SOLE                                      21836
J.P. MORGAN  CHASE & CO        COM              46625H100     2543    74406 SH       SOLE                                      74406
JOHNSON & JOHNSON              COM              478160104     1140    22045 SH       SOLE                                      22045
KRAFT FOODS INC                COM              50075N104      429    13194 SH       SOLE                                      13194
LILLY ELI & CO                 COM              532457108     1364    19775 SH       SOLE                                      19775
LOWES COMPANIES INC            COM              548661107      549    12780 SH       SOLE                                      12780
MEDTRONIC INC                  COM              585055106     2460    51279 SH       SOLE                                      51279
MERCK & CO INC                 COM              589331107     2116    34942 SH       SOLE                                      34942
MICROSOFT CORP                 COM              594918104     2273    88650 SH       SOLE                                      88650
MORGAN STANLEY DEAN            COM              617446448      825    19298 SH       SOLE                                      19298
NUCOR CORP                     COM              670346105      552    11300 SH       SOLE                                      11300
PEPSICO INC                    COM              713448108     2106    47321 SH       SOLE                                      47321
PFIZER INC                     COM              717081103     2870    84032 SH       SOLE                                      84032
PROCTER & GAMBLE               COM              742718109      297     3330 SH       SOLE                                       3330
SCHERING PLOUGH CORP           COM              806605101     1286    69156 SH       SOLE                                      69156
SEA CONTAINERS LTD CL A        COM              811371707      699    61395 SH       SOLE                                      61395
SHELL TRANS & TRAD  PLC        COM              822703609      980    24600 SH       SOLE                                      24600
TARGET CORP                    COM              87612E106     1257    33222 SH       SOLE                                      33222
UNITED TECHNOLOGIES            COM              913017109     1459    20593 SH       SOLE                                      20593
VERIZON COMMUNICATIONS         COM              92343V104     1088    27581 SH       SOLE                                      27581
VODAFONE GROUP PLC ADR F       COM              92857W100      463    23554 SH       SOLE                                      23554
WALT DISNEY CO                 COM              254687106     1210    61241 SH       SOLE                                      61241
WYETH                          COM              983024100     1416    31090 SH       SOLE                                      31090
ZIMMER HOLDINGS, INC           COM              98956P102      471    10445 SH       SOLE                                      10445